OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES

NOTE 10 - OTHER CURRENT LIABILITIES:

Other current liabilities consist of the following:

	December 31
	2023	2022
Employees and related expenses	21,040	19,439
Government institutions	3,932	4,052
Income tax payable	1,918	19,241
Warranty reserve	1,476	1,418
Operating lease liabilities	2,404	1,453
Contractor liability	5,656	4,003
Other	2,821	2,374
Total other current liabilities	39,247	51,980